Subsequent Events (Details Textual) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended		1 Months Ended		9 Months Ended	1 Months Ended			3 Months Ended												1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Subsequent Event [Member]	Sep. 30, 2012 Subsequent Event [Member]	Sep. 30, 2012 Settlement Agreement [Member]	Jul. 31, 2012 Contract Settlement Agreement [Member]	Jul. 31, 2012 Securities Purchase Agreement [Member]	Sep. 30, 2012 Consulting Agreement [Member]	Sep. 30, 2012 Maximum [Member]	Mar. 31, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Mar. 31, 2012 Minimum [Member]	Sep. 30, 2012 Notes Payable [Member]	Mar. 31, 2012 Notes Payable [Member]	Sep. 30, 2012 Convertible Notes Payable [Member]	Mar. 31, 2012 Convertible Notes Payable [Member]	Sep. 30, 2012 Convertible Debt [Member]	Mar. 31, 2012 Convertible Debt [Member]	Sep. 30, 2012 Officer [Member]	Mar. 31, 2012 Officer [Member]	Mar. 31, 2012 Common Stock [Member]	Sep. 30, 2012 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Stock Issued During Period, Shares, Other										8,867
Stock Issued During Period, Value, Other								$ 150,000		$ 46,000
Loss on settlement of accounts payable, debt and conversion of Series C preferred stock	(1,510,613)		0	(4,452,439)	(2,542,073)	(3,862,458)	(433,400)
Stock Issued During Period, Shares, Issued For Services				96,823						7,059	10,000,000																		141,412
Stock Issued During Period, Value, Issued For Services				1,001,519						40,200	120,000
Warrants Cancelled												100,000,000
Shares Issued Upno Exercise Of Warrants												100,000,000
Debt Issuance Costs												130,000
Percentage Of Common Stock Value													8.40%
Common Stock, shares issued	2,728,351			2,728,351		712,870	139,595
Common Stock, shares outstanding	2,697,255			2,697,255		712,870	139,595
Notes Payable									750,000
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Common Stock, shares authorized	100,000,000			100,000,000		100,000,000	100,000,000
Settlement of accounts payable and accrued expenses (1)		23,530		0																			314,481	23,530			37,648	37,648
Stock issued to settle accounts payable and due to factor		280,000				1,440,779	433,400																	280,000				285,760
Stock Issued During Period Per Share																									$ 11.9			$ 7.59
Proceeds from Notes Payable																			3,061,000	489,950	489,950
Percentage Of Unsecured Notes Interest																			15.00%
Maturity Term Notes Payable																			18 months
Debt Issuance Granted																			283,677
Warrant Term																		2 years 6 months	2 years 6 months
Warrant Exercise Price Per Share Minimum																			$ 10.20
Warrant Exercise Price Per Share Maximum																			$ 12.75
Debt Issuance Vested Period From Grant																		6 months	6 months
Executed Convertible Notes																				519,950	519,950
Debt issue costs				166,950	219,368	263,283	0													30,000	30,000
Maturity Term Convertible Notes Minimum																				6 months	6 months
Maturity Term Convertible Notes Maximum																				1 year	1 year
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate															10.00%		8.00%
Percentage Of Default Interest Rate														24.00%	24.00%	20.00%	20.00%
Description Of Convertible Notes Issuance Term																					35% of the average, 3 lowest trading days, prior to the 10 days before conversion; · 62% of the lowest trading price during the 7 days before conversion; and · 65% of the lowest trading price during the 30 days before conversion
Payment Of Secured Convertible and Unsecured Debt																						2,443,214	2,443,214
Payment Of Accrued Interest																						2,895,576	2,895,576
Stock Issued During Period Warrants Issues																							69,379
Proceeds from Issuance of Common Stock																							314,481
Stock Repurchase Program, Number of Shares Authorized to be Repurchased																							17,110
Stock Repurchase Program, Remaining Authorized Repurchase Amount																						230,400	230,400
Stock Repurchase Program Authorized Repurchase Amount Per Share																							$ 13.43
Payment To Investors																						$ 100,000	$ 100,000
Promissory Note Exchanged Number Of Common Shares	8,945			8,945
Description Of Company Authorized Common Stock Increases																										the Company increase the Company's authorized common stock from 1,000,000,000 shares to 2,500,000,000 shares